Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Feb. 28, 2021
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2021
Document Effective Date	Mar. 01, 2021
Prospectus Date	Feb. 28, 2021
CBOE Vest S&P 500 Buffer Strategy Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	BUAGX
CBOE Vest S&P 500 Buffer Strategy Fund | Class C Shares
Prospectus [Line Items]
Trading Symbol	BUCGX
CBOE Vest S&P 500 Buffer Strategy Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	BUMGX
CBOE Vest S&P 500 Buffer Strategy Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	BUIGX
CBOE Vest S&P 500 Buffer Strategy Fund | Class Y Shares
Prospectus [Line Items]
Trading Symbol	BUYGX
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	KNGAX
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Class C Shares
Prospectus [Line Items]
Trading Symbol	KNGCX
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	KNGLX
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	KNGIX
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Class Y Shares
Prospectus [Line Items]
Trading Symbol	KNGYX
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	ENGAX
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Class C Shares
Prospectus [Line Items]
Trading Symbol	ENGCX
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	ENGLX
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	ENGIX
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Class Y Shares
Prospectus [Line Items]
Trading Symbol	ENGYX